Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	$ 327,955
Tax Assessments Penalties And Interest Expense	492,337
Amount of tax debt	820,292
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,162
Tax Assessments Penalties And Interest Expense	38,870
Amount of tax debt	47,032
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	10,844
Tax Assessments Penalties And Interest Expense	51,963
Amount of tax debt	62,807
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	11,579
Tax Assessments Penalties And Interest Expense	22,102
Amount of tax debt	33,681
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	16,906
Tax Assessments Penalties And Interest Expense	16,923
Amount of tax debt	33,829
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	56,039
Tax Assessments Penalties And Interest Expense	51,680
Amount of tax debt	107,719
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	53,566
Tax Assessments Penalties And Interest Expense	126,406
Amount of tax debt	179,972
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	40,940
Tax Assessments Penalties And Interest Expense	70,065
Amount of tax debt	111,005
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	869
Tax Assessments Penalties And Interest Expense	7,326
Amount of tax debt	8,195
Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	48,622
Tax Assessments Penalties And Interest Expense	71,620
Amount of tax debt	120,242
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,344
Tax Assessments Penalties And Interest Expense	706
Amount of tax debt	6,050
Year 2015 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	3,001
Tax Assessments Penalties And Interest Expense	23,816
Amount of tax debt	26,817
Year 2016 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	61,875
Tax Assessments Penalties And Interest Expense	3,360
Amount of tax debt	65,235
Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	5,043
Tax Assessments Penalties And Interest Expense	3,078
Amount of tax debt	8,121
Year 2018 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	4,666
Tax Assessments Penalties And Interest Expense	4,250
Amount of tax debt	8,916
Year 2019-2022 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	499
Tax Assessments Penalties And Interest Expense	172
Amount of tax debt	$ 671